Organization (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2017 Employee $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Asset Purchase Agreement [Member] | Research Foundation for the State University of New York (RF-SUNY) [Member]
Number of employees | Employee	29
Private placement offering (the "2016-2017 Offering'') [Member] | Accredited Investors [Member]
Number of shares issued | shares		2,142,000
Shares price (in dollars per share)		$ 5.00
Common stock, par value (in dollars per share)		$ 0.001
Private placement offering (the "2016-2017 Offering'') [Member] | Placement Agents [Member]
Proceeds from issuance common stock | $		$ 16,700,000
Commissions and expenses | $		$ 1,300,000
Private placement offering (the "2016-2017 Offering'') [Member] | Placement Agents [Member] | Warrant [Member]
Number of shares issued | shares		205,126
Warrant term		5 years
Exercise price (in dollars per share)		$ 5.00
Private placement offering (the "2017 Offering Price'') [Member] | Accredited Investors [Member]
Number of shares issued | shares		663,000
Shares price (in dollars per share)		$ 9.00
Private placement offering (the "2017 Offering Price'') [Member] | Placement Agents [Member] | Warrant [Member]
Number of shares issued | shares		46,410
Warrant term		5 years
Exercise price (in dollars per share)		$ 9.00